AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 14, 2017

1933 ACT FILE NO. 033-09093
1940 ACT FILE NO. 811-04854

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 58	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 60

________________________

THE OBERWEIS FUNDS

(Exact Name of Registrant as Specified in Charter)

________________________

c/o Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532

(Address of Principal Executive Offices, Zip Code)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 323-6166

Patrick B. Joyce
Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500
Lisle, Illinois 60532

(Name and Address of Agent for Service)

________________________

Copies to:

James A. Arpaia
Vedder Price P.C.
222 North LaSalle Street, Suite 2600
Chicago, Illinois 60601

________________________

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on October 2, 2017 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Insert to Oberweis Funds 485BXT

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 56 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of the Post-Effective Amendment No. 56 to the Registrant’s Registration Statement filed on June 7, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements of effectiveness for this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lisle, and State of Illinois, on the 14th day of September, 2017.

THE OBERWEIS FUNDS

By:	/s/ James W. Oberweis
James W. Oberweis, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title

/s/ James D. Oberweis	Trustee	September 14, 2017
James D. Oberweis

/s/ Katherine Smith Dedrick	Trustee	September 14, 2017
Katherine Smith Dedrick

/s/ Gary D. McDaniel	Trustee	September 14, 2017
Gary D. McDaniel

/s/ James G. Schmidt	Trustee	September 14, 2017
James G. Schmidt

/s/ James W. Oberweis	President	September 14, 2017
James W. Oberweis	(Principal Executive Officer)

/s/ Patrick B. Joyce	Executive Vice President and Treasurer	September 14, 2017
Patrick B. Joyce	(Principal Financial and Accounting Officer)